As filed with the Securities and Exchange Commission on July 18, 2003

Securities Act of 1933 File No. 33-78960
Investment Company Act of 1940 File No. 811-8510

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

———————————————————

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 18	[X]

and

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 21	[X]

(Check appropriate box or boxes)

Matthews International Funds

(Exact name of registrant as specified in charter)

456 Montgomery Street, Suite 1200	94104-1245

San Francisco, CA	(Zip Code)

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

G. Paul Matthews, President 456 Montgomery Street, Suite 1200 San Francisco, California 94104-1245 (Name and Address of Agent for Service)	Copies To:
Thao H. Ngo, Esq.
Paul, Hastings, Janofsky & Walker LLP
345 California Street San Francisco, CA 94104-1245

Downey L. Hebble
Matthews International Capital Management, LLC
456 Montgomery Street, Suite 1200
San Francisco, CA 94104-2635

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
on July 1, 2003 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)1
X	75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Matthews Asian Funds

www.matthewsfunds.com

PROSPECTUS September , 2003 Matthews Asia-Pacific Fund

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of the Fund. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asian Funds www.matthewsfunds.com

Contents

2	Introduction

6	Matthews Asia-Pacific Fund

9	Management of the Fund

11	Shareholder Information

11	Pricing Shares

12	Purchasing Shares

14	Selling Shares

17	Distributions and Taxes

18	General Information

Introduction

How to Use This Document This document is called a prospectus. It is intended to explain to you the information that you need to know so that you may make an informed decision as to whether an investment in the Matthews Asia-Pacific Fund is right for you.

This prospectus begins with some general information about Matthews Asian Funds which is then explained in greater detail further in the document. A second document, called the “Statement of Additional Information”, or “SAI” for short, provides expanded information and much greater detail than the prospectus.

The SAI is available to you free of charge. To receive an SAI, please call 800-789-2742, visit our Web site at www.matthewsfunds.com, or visit the SEC’s Web site at www.sec.gov and go into the EDGAR database.

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Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact us at 800-789-2742. Also, please keep this prospectus with your papers for future reference.

Definitions The following words have special meaning in this prospectus:

1.	FUND means Matthews Asia-Pacific Fund, a separate series of shares of the Matthews Asian Funds.
2.	ASIA-PACIFIC refers to the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan, and Thailand.
3.	What is considered to be an “ASIA-PACIFIC COMPANY”? A company is considered to be “Asia-Pacific” or “located” in a particular country if:
(i) it is organized under the laws of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan, and Thailand; or
(ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within one of these countries; or
(iii) it has the primary trading markets for its securities in one of these countries; or
(iv) it is a governmental entity or an agency or instrumentality or a political subdivision of such country.
4.	MATTHEWS or THE ADVISOR means Matthews International Capital Management, LLC, the company which manages the money which you invest in the Fund.

Investment Goal of the Fund

The investment goal of the Fund is long-term capital appreciation.

I n t r o d u c t i o n    3

Summary Information

Matthews’ Principal Investment Strategy Matthews seeks to achieve the investment goal of the Fund by investing in the equity securities of Asia-Pacific companies which, in its estimation, will increase in value over the long-term. How Matthews chooses investments for the Fund is known as an investment strategy. The strategy Matthews uses is called “growth at a reasonable price.” This means that the investment team studies the fundamental characteristics of companies appropriate for the Fund and from those fundamentals makes a judgment that certain companies are poised for growth and at the same time are available to the Fund at a reasonable price.
        Fundamental characteristics of a company include the people who are running the company, the products it makes, the marketing strategy it is following, and its financial health.
        The size of a company, which Matthews measures by its market capitalization (the number of shares outstanding times the market price per share), is not a primary consideration for Matthews when it decides whether to include that company’s securities in the Fund.
        If Matthews believes that market conditions are developing in a way that is not good for Fund shareholders, it may sell all of the Fund’s securities and temporarily invest the Fund’s money in U.S. government securities. If this were to occur, the investment goals of the Fund may not be achieved.

Principal Risks of Investing in the Fund The most important risk to understand is that there is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money.
        The Fund concentrates its investments in the Asia-Pacific region. The Asia-Pacific markets can be very volatile for many reasons, including the size of the local economies (as compared with the United States) and each country’s unique political structure. This volatility can cause the price of the Fund’s shares (the net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it.
        Further, when the Fund buys or sells stock on an Asia-Pacific stock market, the transaction is made in the local currency. The price at which the Fund must purchase or sell local currency will impact the value of your shares in the Fund. These and other risks are discussed more fully below and in the SAI.

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For more-specific information about strategies and risks, see pages 6–7.

        The principal investments of the Fund are common and preferred stocks. The major risk involved with the ownership of common and preferred stocks is that the Fund may lose money if the value of a stock goes down during the time that the Fund owns it.

RISKS ASSOCIATED WITH NON–UNITED STATES COMPANIES Investments by the Fund in the securities of non-U.S. issuers involve investment risks different from those of U.S. issuers. These risks include:

  Possibility of political or economic instability of the country of issue
  Possibility of predicting international trade patterns incorrectly
  Possibility of currency exchange controls
  Imposition of foreign withholding taxes
  Seizure or nationalization of foreign deposits or assets
  Adoption of adverse foreign government trade restrictions

There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain non-U.S. countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries.
        In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States.

RISKS ASSOCIATED WITH SMALLER COMPANIES (SO-CALLED SMALL-CAP COMPANIES) The Fund may invest in securities of issuers of various sizes, large or small. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more-abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

LONG-TERM INVESTING AND VOLATILITY Dramatic changes (volatility) in the price of an investment can be dangerous because you may have planned or may need to sell your investment just at a time when its value has decreased. We recommend an investment in the Fund only as a long-term investment (five years and longer) because you will be better able to plan to sell your shares at a time when this volatility will not be as great a factor in your decision process.

S u m m a r y  I n f o r m a t i o n    5

Matthews Asia-Pacific Fund

Objective Long-term capital appreciation.

Specific Strategy The Fund invests at least 80% of its assets in the common and preferred stocks of companies located in the Asia-Pacific region.

Unique Risks In addition to the “Principal Risks” noted on page 4 and since the Fund may invest in companies from many different countries, each country’s size, level of economic development, and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the United States. Their stock exchanges and brokerage industries do not have the level of governmental oversight as do those in the United States, and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile.

RISKS ASSOCIATED WITH THE ASIA-PACIFIC REGION Many economies within this region are considered emerging markets. Investing in emerging markets involves even greater risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability. Please read the SAI for a more detailed presentation of these and other risk factors.

Team Managed

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Past Performance The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

M a t t h e w s  A s i a - P a c i f i c  F u n d    7

< Matthews Asia-Pacific Fund

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	%

Total Annual Operating Expenses	%

EXAMPLE OF FUND EXPENSES
Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS
-------------------------------------------
           $   ___           $    ___

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, the Fund’s actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Fund will most likely be different than those shown.

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The Investment Process

The investment objective of the Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of the Fund.
        The way Matthews attempts to achieve the Fund’s investment objective is not fundamental and may change without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees (which oversees the management of the Fund) without shareholder approval, you will be notified before we make any material change.

Management of the Fund

Matthews International Capital Management, LLC is the investment advisor to the Fund. Matthews’ address is 456 Montgomery Street, Suite 1200, San Francisco, California 94104-1245 and can be reached by telephone toll-free at 800-789-2742. The Advisor was founded in 1991 by G. Paul Matthews, who serves as chief investment officer. The firm has specialized in managing portfolios of Asian securities since its inception. The Fund pays an annual fee of 1% of its total assets to Matthews for the services it provides to the Fund.
        Under a written agreement between the Fund and the Advisor, the Advisor agrees to reimburse money to the Fund if its expense ratio exceeds _____%. In turn, if the Fund’s expenses fall below the level noted above within three years after the Advisor has made such a reimbursement, the Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2003 and may be extended for an additional year thereafter.
        Matthews invests the Fund’s assets, manages the Fund’s business affairs, and supervises its overall day-to-day operations. Matthews also furnishes the Fund with office space and certain administrative and clerical services and provides the personnel needed by the Fund with respect to the Advisor’s responsibilities under an investment advisory agreement.

M a n a g e m e n t  o f  t h e  F u n d     9

Portfolio Managers: Team Managed

The Fund's investments are managed by the Advisor's investment team. The members of the investment team travel extensively to Asia to conduct research relating to those markets.

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Shareholder Information

Pricing of Fund Shares The price at which the Fund’s shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. eastern time. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.
        The NAV is computed by adding the value of all securities and other assets of the Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Fund’s expenses are accounted for by estimating the total expenses for the year and applying each day’s estimated amount when the NAV calculation is made.
        The Fund’s equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates.
        Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s net asset value on that day. If events that materially affect the value of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Fund may be significantly affected on days when shareholders have no access to the Fund. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S.-dollar equivalents at the prevailing market rates.

S h a r e h o l d e r  I n f o r m a t i o n     11

Purchase of Shares You may purchase Fund shares directly from the Fund by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received by the Fund. Received means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before 4:00 p.m. eastern time on a day the Fund’s NAV is calculated, the price you pay will be that day’s NAV. If your order is received after 4:00 p.m. eastern time, the price you pay will be the next NAV calculated.
         Generally, you may purchase shares of the Fund through the Fund’s underwriter, a registered broker-dealer, by calling 800-892-0382. Shares of the Fund may also be purchased through various brokers who have arrangements with the Fund. These brokers may charge you a fee for their services.
         You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 p.m. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Fund or Matthews for providing these services. These brokers may charge you a fee for their services.

                  Minimum initial investment (non-retirement plan account):     $ 2,500
                  Subsequent investments:                                       $   250
                  ---------------------------------------------------------------------
                  Minimum initial investment (retirement plan account*):        $   500
                  Subsequent investments:                                       $    50

* Retirement plan accounts include IRAs and 401(k) plans. Speak with the Fund’s agents for the many retirement plans available.

The Fund may reject any purchase order or stop selling shares of the Fund at any time. Also, the Fund may vary or waive the initial investment minimum and minimums for additional investments.

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                             Opening an account                           Adding to an account
--------------------------------------------------------------------------------------------------------------

BY MAIL                 o Complete and sign application                 o Make check payable to:
                        o Make check payable to:                          Matthews Asia-Pacific Fund
                          Matthews Asia-Pacific Fund                    o Mail check with a
                        o Mail application and check to:                  statement stub to:

Regular Mail              Matthews Asian Funds                            Matthews Asian Funds
                          P.O. Box 9791                                   P.O. Box 9791
                          Providence, RI 02940                            Providence, RI 02940

Overnight Mail            Matthews Asian Funds                            Matthews Asian Funds
                          760 Moore Road                                  760 Moore Road
                          King of Prussia, PA 19406                       King of Prussia, PA 19406

BY PHONE                  You cannot open an account over                 When you open your account,
                          the telephone.                                  you must check the box for
                                                                          "Telephone Options". Note that you
                                                                          may exchange only shares from one
                                                                          Matthews Fund to another.

BY WIRE*                o Complete and sign application                 o Notify Fund's agent by calling:
                        o Overnight application to:                       800-892-0382
                          Matthews Asian Funds                          o Then wire funds to:
                          760 Moore Road                                  Boston Safe Deposit & Trust
                          King of Prussia, PA 19406                       ABA # 011001234
                                                                          Credit:
                                                                          Matthews Asia-Pacific Fund
                        o Wire funds using instructions at right.         Account # 000221
                                                                          FBO: [your name and account number]

VIA INTERNET              You cannot currently open an                  o When you open your account,
                          account over the Internet.                      complete the Online Account Access
                                                                          section and attach a voided check.
                                                                        o After you have received confirmation
                                                                          of your purchase, call 800-892-0382
                                                                          and request a personal identification
                                                                          number (PIN).
                                                                        o Go to www.matthewsfunds.com and
                                                                          click on Account Access.
                                                                                   --------------

VIA AUTOMATIC             N/A                                             Complete the Automatic Investment
INVESTMENT                                                                Plan section of the application. Be sure
PLAN                                                                      to sign the application and include a
                                                                          voided check.

                                                                         *Note that wire fees are charged by most banks.

S h a r e h o l d e r  I n f o r m a t i o n     13

Internet Purchases Shareholders with existing accounts may purchase additional shares directly through the Fund’s website at www.matthewsfunds.com. To choose this option, complete the Online Account Access section of the New Account Application or make subsequent arrangements in writing. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for Internet transactions.
        You may not use Internet transactions for your initial purchase of Fund shares. Internet purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate the Internet purchase option at any time.

Exchange of Shares You may exchange your shares of the Fund for shares of another Matthews mutual fund. Note that minimum investment requirements and redemption fees apply. Any request must be received by the Fund’s agent by 4:00 p.m. eastern time on any day the New York Stock Exchange is open, to receive that day’s NAV. Such exchanges may be made by telephone or the Internet if you have so authorized on your application. Call 800-892-0382 for full details. Because excessive exchanges can harm a Fund’s performance, no more than four exchanges out of any one Fund are allowed during a 12-month period. The exchange privilege may also be terminated if the management of the Fund believes it is in the best interest for all shareholders to do so.

Selling (Redeeming) Shares You may redeem shares on any day the Fund is open for business. To receive a specific day’s NAV, your request must be received by the Fund before 4:00 p.m. eastern time of that day. If it is received after 4:00 p.m. eastern time, you will receive the next NAV calculated.
       If you are redeeming shares recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days or more after we receive your check.
        You may redeem shares by telephone or Internet, however, you may have difficulty getting through to the Fund in times of drastic market conditions. If the Fund believes that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or Internet transactions without notice.

SIGNATURE GUARANTEES The Fund requires a medallion signature guarantee on any redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership, or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Please call 800-892-0382 for information on obtaining a signature guarantee.

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-------------------------------------------------------------------------------------------------------------
                  Selling (redeeming) shares
-------------------------------------------------------------------------------------------------------------

BY MAIL         o Send a letter to the Fund at the following address:

Regular Mail      Matthews Asian Funds
                  P.O. Box 9791
                  Providence, RI 02940

Overnight Mail    Matthews Asian Funds
                  760 Moore Road
                  King of Prussia, PA 19406

                  The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

                  For security purposes, a signature guarantee will be required if:
                o your request is for an amount over $100,000; or
                o the money is to be paid to anyone other than the registered owners; or
                o the money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE          When you opened your account, you must have checked the appropriate part of the application, or after you opened your account, you instructed the
                  Fund (in writing, with signature guarantee) to allow telephone transactions.
                  Call 800-892-0382.

BY WIRE*          Same as "By Phone" above.

VIA INTERNET    o You must have already obtained Online Account Access and a PIN from the Fund's transfer agent. (See "Adding to an account" on page 13.)
                o Go to www.matthewsfunds.com and click on Account Access, then follow
                                                           --------------
                  the instructions on how to place a redemption.

THROUGH
A BROKER          Contact your broker directly. Note that your broker may charge you a fee.

                  *Note that wire fees are charged by most banks.

S h a r e h o l d e r  I n f o r m a t i o n     15

Shareholder Services Agreement The Fund, pursuant to a shareholder services agreement with the Advisor, will pay the Advisor a shareholder service fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Currently, it is expected that the Fund will impose an annual shareholder service fee of 0.15% of the Fund’s average daily net assets.  The fee is intended to reimburse the Advisor for providing or arranging for services to shareholders of the Fund.

Individual Retirement Accounts The Fund offers Individual Retirement Accounts (IRAs), applications for which may be obtained by calling 800-892-0382. The IRA custodian, PFPC Trust Company, currently charges an annual maintenance fee of $12 per account. Note that if you own shares in other Matthews mutual funds, you will be charged $12 for each fund you hold in an IRA. The maintenance fee covers the costs of the special tax reporting requirements and additional shareholder mailings that are necessary for retirement accounts.

Telephone and Internet Security The convenience of using telephone and/or Internet transactions may result in decreased security. The Fund employs certain security measures as it processes these transactions. If such security procedures are used, the Fund or its agents will not be responsible for any losses that you incur because of a fraudulent telephone or Internet transaction. If the security measures are not followed and you incur a loss because of a fraudulent telephone or Internet transaction, the Fund or its agents will be responsible for that loss.

Redemption Fee Please remember that if you sell your shares within 90 days of the day you bought them, the money you receive will be 2% less than the total amount redeemed. This 2% fee is retained by the Fund to compensate the Fund for the extra expense it incurs because of short-term trading. In addition, the Fund hopes that the fee will discourage short-term trading of its shares.

Redemption in Kind Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Even though the Fund is permitted to do this, the first $250,000 of any redemption must be paid to you in cash. Note that if you receive securities as well, you will incur transaction charges if you sell them.

Minimum Size of an Account The Fund reserves the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Fund, giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

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Distributions The Fund will distribute net investment income annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year. All such distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. The way you receive distributions may be changed at any time by writing the Fund.
        Any check in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for a period of more than one year will be reinvested in your account.
        Distributions are treated the same for tax purposes whether received in cash or reinvested. Please note that shares purchased shortly before the record date for a dividend or a distribution may have the effect of returning capital although such dividends and distributions are subject to taxes. This is called “buying a dividend.”

Taxes This section only summarizes some federal income tax considerations that may affect your investment in the Fund. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Fund has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November, or December and paid in the following January are taxable as if they were paid on December 31.
        The exchange of the Fund for another Matthews mutual fund is a “taxable event” which means that if you have a gain, you may be obligated to pay tax on it.
        If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.
        Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.
        Make sure you have a Social Security number or taxpayer I.D. number on file with the Fund. If you do not, you may be subject to backup withholding on your distributions.
        Speak with your tax advisor concerning state and local tax laws, which may produce different consequences from those under federal income tax laws.

S h a r e h o l d e r  I n f o r m a t i o n     17

General Information

Identity Verification Procedures Notice The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy policy below.

If you wish to know more about the Fund or Matthews Asian Funds, you will find additional information in the following documents.

Shareholder Reports You will receive a semiannual report and an annual report, audited by independent accountants. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance. To save costs, if you have two or more accounts with the same registration, only one of each report will be sent to you.

Statement of Additional Information (SAI) The SAI, which is incorporated into this prospectus by reference and dated September     , 2003, is available to you without charge. It contains more detailed information about the Fund.

How to Obtain Reports
CONTACTING MATTHEWS ASIAN FUNDS You can obtain free copies of the above reports and the SAI by visiting our Web site at www.matthewsfunds.com. To request additional information or to speak to a representative of the Fund, contact us at:

                     Matthews Asian Funds
                     P.O. Box 9791
                     Providence, RI 02940
                     800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC: You can visit the SEC’s Web site at www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 202-942-8090. You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about the Fund.

Privacy Policy

Matthews Asian Funds will never sell or share your personal information with other companies. While it is necessary for us to collect certain non public personal information about you when you open an account (such as your address and Social Security number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.
        As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies will use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.
        We restrict access to non public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
        As you may know, “cookies” are small files a Web site can use to recognize repeat users. We do not use cookies to access any personal information about you from your computer.
        When using Matthews Asian Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection the login screen resides on a secure server.

18     N o t   P a r t   o f   T h e   P r o s p e c t u s                      8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

BOARD OF TRUSTEES Richard K. Lyons, Chairman Norman W. Berryessa Robert K. Connolly David FitzWilliam-Lay G. Paul Matthews John H. Dracott, Emeritus

OFFICERS G. Paul Matthews Mark W. Headley James E. Walter Downey L. Hebble

INVESTMENT ADVISOR Matthews International Capital Management, LLC 456 Montgomery Street, Suite 1200 San Francisco, CA 94104-1245 800-789-ASIA [2742]

UNDERWRITER PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406 800-892-0382

SHAREHOLDER SERVICES PFPC Inc. P.O. Box 9791 Providence, RI 02940 800-892-0382

CUSTODIAN The Bank of New York One Wall Street New York, NY 10286

LEGAL COUNSEL Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105

For additional information about Matthews Asian Funds:

www.matthewsfunds.com

800-789-ASIA [2742]

456 Montgomery Street, Suite 1200 San Francisco, CA 94104

Investment Company Act File Number: 811-08510

Distributed by PFPC Distributors, Inc.

Matthews Asian Funds www.matthewsfunds.com

456 Montgomery Street, Suite 1200 San Francisco, CA 94104-1245

PROSP/G-0103-48M-PDG	800-789-ASIA [2742]

MATTHEWS ASIAN FUNDS

WWW.MATTHEWSFUNDS.COM

ASIA-PACIFIC FUND

STATEMENT OF ADDITIONAL INFORMATION

September __, 2003

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Matthews Asia-Pacific Fund (the “Fund”) dated September __, 2003. You can obtain a free copy of the current Prospectus on our web site at WWW.MATTHEWSFUNDS.COM or by contacting the following companies at the addresses and telephone numbers listed below. Because the Fund is new, it does not have an annual report.

Underwriter:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 892-0382

Investment Advisor:
Matthews International Capital Management, LLC
456 Montgomery Street, Suite 1200
San Francisco, CA 94104
(800) 789-2742

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Underwriter. The Prospectus does not constitute an offering by the Fund or by the Underwriter in any jurisdiction in which such offering may not lawfully be made.

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TABLE OF CONTENTS                                                                                                PAGE

Matthews Asian Funds

Fund History

Matthews International Funds d/b/a Matthews Asian Funds (the “Trust”), 456 Montgomery Street, Suite 1200, San Francisco, California 94104, is organized as a Delaware statutory trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. The Trust is a family of mutual funds currently offering six separate series of shares named:

Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund and Matthews Asian Technology Fund.

The Trust has established a new series of shares named the Asia-Pacific Fund, hereinafter (the “Fund”) which is described throughout this SAI.

Description of the Fund and its Investments and Risks

Please read the following information together with the information contained in the Prospectus concerning the investment strategies, risks and policies of the Fund. The information here supplements the information in the Prospectus.

Classification

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is “diversified,” which means that as to 75% of the assets of the Fund, one holding cannot represent more than 5% of the assets of the Fund, nor can any holding represent more than 10% of a company’s outstanding voting securities. The remaining 25% of the Fund could be invested in one holding, or in multiple holdings not subject to the above limitations.

The Fund has elected and intends to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Matthews’ Investment Process

Matthews International Capital Management, LLC serves as the investment advisor to the Trust. In this SAI, it is referred to as “Matthews” or the “Advisor.” Although the Advisor uses a multi-factor

Matthews Asian Funds

research approach when selecting investments for the Fund, primary emphasis is placed on individual stock selection (“bottom up”) using a “Growth at a Reasonable Price” process (“GARP”). Other factors include evaluation of each country’s political stability, prospects for economic growth (inflation, interest direction, trade balance and currency strength), identification of long term trends that might create investment opportunities, the status of the purchasing power of the people and population and composition of the work force. In reviewing potential companies in which to invest, the Advisor considers the company’s quality of management, plans for long-term growth, competitive position in the industry, future expansion plans and growth prospects, valuations compared with industry average, earnings track record, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, capital resources, governmental regulation, a debt/equity ratio less than the market average, and other factors. In addition, the Advisor will visit countries and companies in person to derive firsthand information for further evaluation. After evaluation of all factors, the Advisor attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of the varying economic and political factors.

The Fund may invest in securities of issuers of various sizes, large or small. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

The Fund may also invest in securities of foreign issuers in the form of American Depository Receipts (“ADRs”) and European Depository Receipts (“EDRs”). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices.

Foreign Currency Transactions

The Fund will engage in foreign currency transactions in connection with their investment in foreign securities but will not speculate in foreign currency exchange. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This tends to limit potential gains however, that might result from a

Matthews Asian Funds

positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund is denominated (“cross-hedge”). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

The Fund may enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

Investment Strategies and Risks

As a general matter, the Advisor believes that the discipline of company evaluation and choosing good stocks is the best way to manage the assets of the Fund, and to be fully invested as appropriate with cash needs.

Below are explanations and the associated risks of certain unique securities and investment techniques. Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objectives will be attained. Again, we remind you that generally speaking, the Trust’s investment strategy is to invest the shareholders’ money in equity securities consistent with the Fund’s investment goal.

         ADRs and EDRs

For many foreign securities, there are U.S.-dollar-denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in foreign issuer’s stock however, the Fund will avoid currency risks during the settlement period for either purchases or sales. The Fund may also invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

EDRs are not necessarily denominated in the currency of the underlying security. The Fund has no current intention to invest in unsponsored ADRs and EDRs.

         IDRs

IDRs (International Depository Receipts, also known as GDRs or Global Depository Receipts) are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for

Matthews Asian Funds

companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. IDRs can be convertible to ADRs in New York making them particularly useful for arbitrage between the markets. The Fund has no current intention to invest in unsponsored IDRs.

         Risks Associated with Euroconvertible Securities

Most of the convertible securities in which the Fund may invest are unrated by any rating agency and, therefore, there is no objective standard against which the Advisor may evaluate such securities. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible exposes the Fund to currency risk.

The theoretical value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of the interest rates, the passage of time, dividend policy, and other variables. Euroconvertible securities, specifically, are also influenced by the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. While the volatility of convertible fixed income securities will typically be less than that of the underlying securities, the volatility of warrants will typically be greater than that of the underlying securities.

         Risks Associated with Emerging Markets

Investing in securities of issuers in the Asia-Pacific region involves special risks. First, the Fund’s investment focus on that region makes the Fund particularly subject to political, social, or economic conditions experienced in that region. Second, many of the countries in the Asia-Pacific region constitute so-called “developing” or “emerging” economies and markets. The risks of investing in foreign markets generally are greater for investments in developing markets. Additional risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of their entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

         Risks Associated with Foreign Currency

The U.S. dollar market value of the Fund’s investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The value of Fund assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Fund may attempt to manage currency exchange rate risks, there is no assurance that the Fund will do so at an appropriate time or that they will be able to predict exchange rates accurately. For example, if the Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to the Fund. Similarly, if the Fund decreases its exposure to a currency and the currency’s price rises, the Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls

Matthews Asian Funds

on currency exchange or government intervention in currency markets, which could adversely affect the Fund. Foreign investments which are not U.S.-dollar-denominated may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax consequences between certain countries and the United States may reduce or eliminate such taxes. In addition, foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors.

Investment Strategies and Risks Specific to Matthews Asia-Pacific Fund

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common stocks, such as convertible bonds and debentures.

The Fund may invest up to 20% of its total assets in equity and other securities of issuers located outside of the Asia-Pacific economies, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Fund may invest up to 15% of its total assets in securities rated below investment grade (securities rated Baa or below by Moody’s Investors Service (“Moody’s”) or BBB or below by Standard & Poor’s Division of the McGraw Hill Companies Inc. (“S&P”) or, if unrated, are comparable in quality). Debt securities rated below investment grade, commonly referred to as junk bonds, have speculative characteristics that result in a greater risk of loss of principal and interest.

The Advisor may invest where the Advisor believes the potential for capital growth exists and in companies which have demonstrated the ability to anticipate and adapt to changing markets. The Fund may invest in the securities of all types of issuers, large or small, whose earnings are believed by the Advisor to be in a relatively strong growth trend or whose assets are substantially undervalued.

Under normal circumstances, the Advisor expects that the portfolio of the Fund will be comprised of forty to eighty individual stocks in various countries in the Asia-Pacific economies. When purchasing portfolio securities for the Fund, the Advisor’s philosophy is a buy and hold strategy versus buying for short-term trading.

Risks Related to Lower Rated Debt Securities

Debt securities rated lower than Baa by Moody’s or BBB by S&P (commonly referred to as “junk bonds”) are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. There can be no assurance that the Fund would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market

Matthews Asian Funds

value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which the Fund could sell a security at its perceived value) of lower-rated securities held by the Fund, especially in a thinly traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly traded, that security’s fair value may be difficult to determine because of the absence of reliable objective data. As a result, the Fund’s valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

The credit ratings of S&P and Moody’s are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. These ratings are provided as an Appendix to this SAI. Also, credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Advisor may perform its own analysis of issuers in selecting investments for the Fund. The Advisor’s analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

Non-Principal Investment Strategies

The following strategies and specific type of investments are not the principal investment strategies of the Fund, but are reserved by the Advisor for its use in the event that the Advisor deems it appropriate to do so to achieve the Fund’s fundamental goals.

1. Loans of Portfolio Securities

The Fund may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Fund money to borrow these securities. The Fund may lend portfolio securities provided:

(1)   the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Matthews Asian Funds

2. Repurchase Agreements

The Fund may purchase repurchase agreements to earn income. The Fund may also enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Board of Trustees. The repurchase price under the repurchase agreements equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Fund under the 1940 Act.

Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Fund may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account of cash, U.S. government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Matthews Asian Funds

4. Securities of Other Investment Companies

The Fund may invest in the securities of other investment companies and currently intend to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the individual Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

As a shareholder of another investment company, the Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

5. Illiquid Securities

Illiquid securities are securities that cannot be disposed of at the market price within seven days of wanting to do so. The Board of Trustees has delegated the function of making day to day determinations of whether a security is liquid or not to the Advisor, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. The Advisor will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees.

The Fund may invest up to 15% of its net assets in equity or debt securities for which there is no ready market. The Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and which can be expected to be sold immediately. The sale price of securities that are not readily marketable may be lower or higher than the Fund’s most recent estimate of their fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities which are not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well-established companies.

6. Rule 144A Securities (Restricted Securities)

Securities which are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at market price within 7 days of wanting to do so. The Fund will limit its investments in securities of issuers which are restricted from selling to the public without registration under the 1933 Act to 15%. This 15% does not include any restricted securities that have been determined to be liquid by the Fund’s Board of Trustees.

Matthews Asian Funds

7. Convertible Securities

The Fund may purchase convertible securities. While common stock occupies the most junior position in a company’s capital structure, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8. Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain in a segregated account: cash, U.S. government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

Matthews Asian Funds

9. Fixed-Income Securities (Bonds etc.)

All fixed-income securities are subject to two types of risks: credit risk (will the borrower be able to pay back the money) and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

10. Short-Selling

The Fund may make short sales. A short sale occurs when the Fund borrows stock (usually from a broker) and promises to give it back at some date in the future. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the price of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The amount of any loss will be increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale.

This segregated account will be marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

11. Interest Rate Futures Contracts

The Fund may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. The Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of the Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of

Matthews Asian Funds

the futures contract or option may be imperfect (the Advisor is wrong about how interest rates would change); (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

12. Futures Transactions

The Fund may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Fund may invest in futures transactions for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Fund may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.

The Fund may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

Matthews Asian Funds

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund’s position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

a.   Restrictions on the Use of Futures Contracts
The Fund may enter into futures contracts provided that such obligations represent no more than 20% of the Fund’s net assets. Under the Commodity Exchange Act, the Fund may enter into futures transactions for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin do not exceed 5% of the Fund’s net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

b.  Risk Factors of Futures Transactions
The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor’s ability to predict correctly the direction of security prices, interest rates and other economic factors.

13. Foreign Currency Hedging Strategies

a.  Special Considerations
The Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the detriment when a currency moves against the Fund, the Advisor’s ability to anticipate changes in the price of foreign currencies is not always accurate, so the hedge may limit the full benefit of a currency move in the Fund’s favor. In addition, such hedges do not protect against price movements in the securities that are attributable to other causes.

Matthews Asian Funds

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments.

In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

b.  Forward Currency Contracts
A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. The Fund also may use forward currency contracts for “cross-hedging.” Under this strategy, the Fund would increase its exposure to foreign currencies that the Advisor believes might rise in value relative to the U.S. dollar, or the Fund would shift its exposure to foreign currency fluctuations from one country to another.

The cost to the Fund for engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be

Matthews Asian Funds

no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(i)	Limitations on the Use of Forward Currency Contracts:
The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of their portfolio securities or other assets denominated in that currency, or (2) the Fund maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of their total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked-to-market daily.

14. Options

The Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

a.  Writing Call Options
The Fund may write covered call options from time to time on portions of its portfolios, without limit, as the Advisor determines is appropriate in pursuing the Fund’s investment goals. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

Matthews Asian Funds

For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. government securities and other high-grade debt obligations in a segregated account with its custodian.

The Fund’s obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b.  Writing Put Options
The Fund may write put options. The Fund will write put options only if they are “secured” at all times by liquid assets of cash or U.S. government securities maintained in a segregated account by the Fund’s custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c.  Purchasing Call Options
The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 10% of the Fund’s total assets. When the Fund purchases a call option, in return for a

Matthews Asian Funds

premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

d.  Purchasing Put Options
The Fund may invest up to 10% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its respective position by selling an option of the same series as the option previously purchased.

Matthews Asian Funds

Fund Policies

The policies set forth below are fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. A majority of the outstanding voting securities of the Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Prospectus the Fund may not:

1.   Issue senior securities or 2. Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund’s total assets;

3.   Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.   Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund;

5.   Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.   Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.   Change its diversification status under the 1940 Act;

8.   Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

Matthews Asian Funds

9.   Make investments in securities for the purpose of exercising control;

10.   Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

11.   Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

Temporary Defensive Position

The Advisor intends to be fully invested in the economies appropriate to the Fund’s investment objectives as is practicable, in light of economic and market conditions and the Fund’s cash needs. When, in the opinion of the Advisor, a temporary defensive position is warranted, the Fund is permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Fund’s investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

The Advisor buys and sells securities for the Fund whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Fund will not exceed 100%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. over 100%) will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gain for a shareholder.

Management of the Fund

Trustees and Officers

The operations of the Fund are under the direction of the Board of Trustees. The Board establishes the Fund’s policies and oversees and reviews the management of the Fund. The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Fund. The Trustees and executive officers of the Fund, their ages, business addresses, their principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the seven Matthews’ Funds, including the Fund.

Matthews Asian Funds

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                                                                                 Number of
                                                                               Portfolios in       Other Trusteeships/
                                Term of Office                                 Fund Complex           Directorships
  Name (Age), Address and        and Length of       Principal Occupation(s)    Overseen by       (number of portfolios)
   Position(s) with Trust        Time Served(1)        During Past 5 Years        Trustee            Held by Trustee
---------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons (41)             Since 1994       Professor, Haas School of         7          Director, iShares Fund
Haas School of Business, S545                      Business University of                       Complex, consisting of
University of California                           California since 1993.                       iShares, Inc. and iShares
Berkeley, CA 94720                                                                              Trust managed by Barclays
                                                                                                Global Investors (78
Chairman of the Board of                                                                        portfolios); Trustee,
Trustees and Trustee                                                                            Barclays Global Investor
                                                                                                Fund Complex, consisting of
                                                                                                Barclays Global Investor
                                                                                                Funds and Barclays Master
                                                                                                Investment Portfolios
                                                                                                (__ portfolios).
---------------------------------------------------------------------------------------------------------------------------
Robert K. Connolly (71)           Since 1994       Retired since 8/90.  Prior        7
P.O. Box 941990                                    thereto: Institutional
Sonoma, CA 95476                                   Sales Manager and
                                                   Securities Analyst for
Trustee                                            Barrington Research
                                                   Associates.
---------------------------------------------------------------------------------------------------------------------------
Norman W. Berryessa (75)          Since 1996       Registered Investment             7
100 Bush Street                                    Advisor since 1996;
Suite 1000                                         Independent Contractor,
San Francisco, CA 94109                            Emmett Larkin Co., since
                                                   1983.
Trustee
---------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------------------
G. Paul Matthews (46)             Since 2001       Chairman, Co-Chief                7
456 Montgomery Street                              Executive Officer and
Suite 1200                                         Chief Investment Officer,
San Francisco, CA 94104                            Matthews International
                                                   Capital Management, LLC
Trustee                                            since 1991.
---------------------------------------------------------------------------------------------------------------------------
David FitzWilliam-Lay (72)        Since 1994       Retired in 1993.  Prior           7          Director, Fidelity Asian
Bloxham                                            thereto Chairman of GT                       Values Investment Trust;
Great Bedwyn                                       Management, PLC, United                      Director, Eastern
Marlborough                                        Kingdom                                      European Investment
Wiltshire, UK SN8 3NT                                                                           Trust; Director and
                                                                                                Chairman, Prospect Japan
Trustee                                                                                         Investment Trust - all UK
                                                                                                closed-end investment
                                                                                                trusts listed on the
                                                                                                London stock exchange.
---------------------------------------------------------------------------------------------------------------------------
John H. Dracott (74)              Since 1994       International mutual fund         7
P.O. Box 162                                       consultant.
Tiburon, CA 94920                                  Emeritus since 1998.

Trustee Emeritus
---------------------------------------------------------------------------------------------------------------------------

Matthews Asian Funds

---------------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Portfolios in       Other Trusteeships/
                                Term of Office                                 Fund Complex           Directorships
  Name (Age), Address and        and Length of       Principal Occupation(s)    Overseen by       (number of portfolios)
   Position(s) with Trust        Time Served(1)        During Past 5 Years        Trustee            Held by Trustee
---------------------------------------------------------------------------------------------------------------------------
                                               OFFICER(S) WHO ARE NOT TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------------------
Mark W. Headley (43)              Since 1999       Co-Chief Executive                7                         N/A
456 Montgomery Street                              Officer, President and
Suite 1200                                         Portfolio Manager,
San Francisco, CA 94104                            Matthews International
                                                   Capital Management, LLC
Vice President                                     since 2001; President and
                                                   Portfolio Manager,
                                                   1999-2001; Portfolio
                                                   Manager and Managing
                                                   Director 1996-1999.
---------------------------------------------------------------------------------------------------------------------------
James E. Walter (32)              Since 2000       Vice President, Investment        7                         N/A
456 Montgomery Street                              Operations, Matthews
Suite 1200                                         International Capital
San Francisco, CA 94104                            Management, LLC since
                                                   2000; Operations Manager,
Treasurer                                          1998-2000; Fund
                                                   Accountant, 1996-1998.
---------------------------------------------------------------------------------------------------------------------------
Downey L. Hebble (32)             Since 2001       Senior Vice President,            7                         N/A
456 Montgomery Street                              Matthews International
Suite 1200                                         Capital Management, LLC
San Francisco, CA 94104                            since 2001; Vice
                                                   President, 1999-2001;
Secretary                                          Manager, Montgomery Asset
                                                   Management LLC, 1997-1999;
                                                   Marketing Manager,
                                                   Matthews International
                                                   Capital Management, LLC,
                                                   1995-1997.
---------------------------------------------------------------------------------------------------------------------------
(1)	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.

(2)	These Trustees and officers are considered “interested persons” of the Trust as defined under the 1940 Act either because of an ownership interest in the Advisor or an office held with the Trust.

Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. Currently the Board is comprised of six individuals, three of whom are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended August 31, 2002. Currently, the Board has an Audit Committee and a Pricing Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, (currently, Messrs. Berryessa, Connolly and Lyons). Pursuant to its charter, the Audit Committee has

Matthews Asian Funds

the responsibility, among other things, to (1) recommend the selection of the Fund’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Fund’s basic accounting system and the effectiveness of the Fund’s internal accounting controls. During the fiscal year ended August 31, 2002, there was one meeting of the Audit Committee.

Pricing Committee. The Board has a Pricing Committee, comprised of one Trustee of the Trust, certain officers of the Trust and of the Advisor, which reviews and monitors the pricing policies adopted by the Board. The Pricing Committee is responsible for determining the fair value of the Fund’s securities as needed in accordance with the pricing policies and performs such other tasks as the Board deems necessary. The Pricing Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Fund. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Pricing Committee’s meeting. During the fiscal year ended August 31, 2002, there were 11 meetings of the Pricing Committee.

Security and Other Interests. As of December 31, 2002, which was before the public offering of the Asia-Pacific Fund shares, the Trustees and officers owned no shares of the Asia-Pacific Fund. The following table sets forth the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies overseen by each Trustee within the family of investment companies, as of December 31, 2002.

---------------------------------------------------------------------------------------------------------------------
                                Aggregate Dollar Range of Equity Securities in All Registered Investment Companies
Name of Director                          Overseen by Trustee Within the Family of Investment Companies
---------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Richard K. Lyons                                                $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------
Robert K. Connolly                                              $1-$10,000
---------------------------------------------------------------------------------------------------------------------
Norman W. Berryessa                                             $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
G. Paul Matthews                                                $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
David FitzWilliam-Lay                                           None
---------------------------------------------------------------------------------------------------------------------

As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in the Advisor or the Fund’s distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Advisor or the Fund’s distributor.

Approval of Investment Advisory Agreement

The Trust has retained Matthews International Capital Management, LLC (the “Advisor”) to manage its assets. The Advisor has been retained by the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) which has been approved by the Board of Trustees of Trust, including the Independent Trustees. The Advisory Agreement has an initial term of two years and continues in effect from year to year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

Matthews Asian Funds

In approving the Advisory Agreement at a meeting [held on August 15, 2003], the Board of Trustees of the Trust (including the Independent Trustees) primarily considers whether approving the Advisory Agreement would be in the best interests of the Fund and its shareholders. [The Board of Trustees considers, among other things, the following matters: information regarding the Advisor, the nature and quality of the services to be provided by the Advisor under the Advisory Agreement, the fees and expenses borne by the Fund; the Fund’s respective expense limitations and fee waivers; comparable fee and expense information respecting other similar unaffiliated mutual funds; the level of profits that could be expected to accrue to the Advisor from the fees payable under such Advisory Agreement; and the Fund’s brokerage, related commissions, and the use of soft dollars by the Advisor. The Board of Trustees also considers the proposed total expenses of the Fund in comparison to other funds. After reviewing such information as they deem necessary, the Board of Trustees of the Trust determines whether approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.] The Advisory Agreement may be terminated by the Trust or the Advisor on 60 days’ written notice without penalty. The Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisory and Other Services.”

Compensation

The fees and expenses of the Independent Trustees are allocated among the seven series of the Trust. The following table shows the fees paid during the fiscal year ended August 31, 2002 to the Independent Trustees for their service to the series of the Trust and the total compensation paid to the Trustees by the Fund Complex.

---------------------------------------------------------------------------------------------------------------------
                                  Pension or Retirement           Estimated Annual           Total Compensation
                                Benefits Accrued as Part           Benefits Upon             from Fund Complex
Independent Trustee                 of Fund Expenses                 Retirement               Paid to Trustees
---------------------------------------------------------------------------------------------------------------------
Richard K. Lyons                          None                          None                       $12,000
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Robert K. Connolly                        None                          None                        $8,000
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Norman W. Berryessa                       None                          None                        $8,000
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No officer or employee of the Advisor receives any compensation from the series of the Trust for acting as a Trustee. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices. Note that neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Fund or other Matthews mutual funds.

Code of Ethics

The Trust and the Advisor have adopted a Code of Ethics pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder. The Code of Ethics conforms to the provisions of Rule 17j-1 as adopted by the SEC on October 29, 1999. Currently, the Code of Ethics prohibits personnel subject to the Code of Ethics from buying or selling securities for their own individual accounts if such securities at the time of such purchase or sale (i) are being considered for purchase or sale by the Trust or (ii) are then being purchased or sold by the Trust. Notwithstanding these prohibitions, there are limited circumstances in which personnel subject to the Code of Ethics may buy or sell securities for their own

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account (e.g. purchases which are part of an automatic dividend reinvestment plan). The Fund’s principal underwriter has also adopted a Code of Ethics pursuant to Rule 17j-1.

Proxy Voting Policies and Procedures

The Board of Trustees of the Fund has delegated to the Advisor the authority to vote proxies of companies held in the Fund’s portfolio. The Advisor intends to apply its pre-determined proxy voting guidelines when voting proxies on behalf of the Fund.

The Advisor recognizes that an investment adviser is a fiduciary that owes its clients, including the Fund, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

The Advisor seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the Advisor may engage a third party as an independent fiduciary, as required, to vote all proxies of the Fund, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the Advisor’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines.

Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between the Adviser and the Fund are referred to the Fund’s Board of Trustees. Specifically, the Advisor will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict so that the Board would be able to make an informed decision regarding the vote. When the Board does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by the Fund.

With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the Advisor seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the Advisor recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the Advisor generally supports proposals designed to provide management with

Matthews Asian Funds

short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The Advisor believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the Advisor generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the Advisor generally votes in accordance with management on issues that the Advisor believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Control Persons and Principal Holders of Securities

The Fund does not have control persons or principal holders because, to date, no shares have been offered to the public. As of December 31, 2002, which was before the public offering of the Fund’s shares, there were no control persons or principal holders. Control persons are persons deemed to control a fund because they own beneficially over 25% of the outstanding shares of a fund. Principal holders are persons that own beneficially 5% or more of any class of a fund’s outstanding shares.

Investment Advisory and Other Service Providers

The Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. G. Paul Matthews and David FitzWilliam-Lay are each affiliated persons to the Trust as well as affiliated persons to the Advisor. They are both Trustees of the Trust and also have ownership interests in the Advisor. In addition, G. Paul Matthews serves as President of the Trust as well as Chief Investment Officer, Co-Chief Executive Officer and Chairman of the Advisor.

The Advisor performs its duties and is paid pursuant to the Advisory Agreement. Some of the terms of the Advisory Agreement are set by the 1940 Act, such as that after an initial two-year term, it is reviewed each year by the Board of Trustees and the Board may terminate the Advisory Agreement without penalty on 60 days’ written notice.

The advisory services provided by the Advisor and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus and as described below, the Advisor may from time to time voluntarily waive its advisory fees with respect to the Fund.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Advisory Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees. The Advisory Agreement may be terminated with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to the Advisor. The

Matthews Asian Funds

Advisor may also terminate its advisory relationship with respect to the Fund on 60 days’ written notice to the Trust. The Advisory Agreement can only be assigned with prior shareholder approval. In the event that the Advisory Agreement is assigned without shareholder approval, the Advisory Agreement automatically terminates.

Under the Advisory Agreement, the Fund pays the following expenses:

1.	the fees and expenses of the Trust’s Disinterested Trustees;
2.	the salaries and expenses of any of the Trust’s officers or employees who are not affiliated with the Advisor;
3.	interest expenses;
4.	taxes and governmental fees;
5.	brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;
6.	the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;
7.	accounting and legal costs;
8.	insurance premiums;
9.	fees and expenses of the Trust’s custodian, administrator and transfer agent and any related services;
10.	expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares;
11.	expenses of maintaining the Trust’s legal existence and of shareholders’ meetings;
12.	expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and
13.

fees and expenses of membership in industry organizations. The ratio of the Fund’s expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc. and as well as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by the Fund.

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The Fund will pay the Advisor an annual fee of 1.00% of its total assets for advisory services. Under a written agreement between the Fund and the Advisor, the Advisor agrees to reimburse money to the Fund if its expense ratio exceeds ____%. In turn, if the Fund’s expenses fall below the level noted within three years after the Advisor has made such a reimbursement, the Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least [August 31, 2003].

Principal Underwriter

The Trust entered into an Underwriting Agreement dated December 31, 2000 (the “Underwriting Agreement”) with PFPC Distributors, Inc., which is currently located at 760 Moore Road, King of Prussia, PA (“PFPC Distributors” or the “Underwriter”). PFPC Distributors acts as an underwriter of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assists in the continuous offering of shares pursuant to the Underwriting Agreement approved by the Board of Trustees.

In this regard, PFPC Distributors has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Trust shall from time to time identify to PFPC Distributors as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. PFPC Distributors is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Pursuant to its Underwriter Compensation Agreement with the Trust, PFPC Distributors is paid for certain registration and transaction fees.

Service Agreements

PFPC Inc. is located at 400 Bellevue Parkway, Wilmington, DE 19809. PFPC provides certain administrative services to the Trust pursuant to an Investment Company Services Agreement (the “Investment Company Services Agreement”).

Under the Investment Company Services Agreement, PFPC: (1) coordinates with the custodian and transfer agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Matthews Asian Funds

Rule 12b-1 Plan (Distribution Plan)

The 12b-1 Plan (the “Plan”) authorizes the use of the Fund’s assets to compensate parties which provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. The Fund’s Plan currently is not active but will be reviewed by the Board annually in the event that the Advisor determines it is necessary to utilize the Plan.

Shareholder Services Agreement

The Trust entered into a Shareholder Services Agreement with Matthews International Capital Management, LLC, the investment advisor to the Fund, on April 17, 1998 (the “Services Agreement”). The Advisor (or its affiliate) serves as the service provider under the Services Agreement and, as such, receives any fees paid by the Fund pursuant to the Services Agreement.

Under the Services Agreement, the Fund will pay a service fee to the Advisor or other service providers, in an amount, computed and prorated on a daily basis, up to 0.25% per annum of the average daily net assets of the Fund. The Fund currently imposes an annual shareholder servicing fee of 0.15% of the Fund’s average daily net assets. Such amounts are compensation for providing certain services to shareholders owning shares of the Fund, including shareholder communications and investor education materials by mail or electronically, personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to the Fund, including responding to shareholder inquiries.

Transfer Agent

PFPC Inc. (“PFPC”), which has its principal business address at 400 Bellevue Parkway, Wilmington, DE 19809, provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes the Fund’s cash distributions to shareholders.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286 is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund’s securities and (v) makes periodic reports to the Board of Trustees concerning the Fund’s operations.

Matthews Asian Funds

Counsel to the Trust

Paul, Hastings, Janofsky and Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105 serves as counsel to the Trust.

Independent Auditors

Tait, Weller and Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 serves as the independent auditors of the Trust. The independent auditors provide audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of the Fund will be audited at least once each year by Tait, Weller and Baker.

Brokerage Allocation and Other Practices

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed-income securities and many equity securities in which the Fund invests are traded in over-the-counter markets. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon.

The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.

In selecting and monitoring broker-dealers and negotiating commissions, the Advisor may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, offering to the Advisor on-line access to computerized data regarding the Fund’s accounts, and other matters involved in the receipt of brokerage services generally.

The Advisor may also purchase from a broker or allow a broker to pay for certain research services, economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data and on-line pricing and news service and periodical subscription fees.

The Advisor may pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these research services. In such a case, however, the Advisor will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or the Advisor’s overall responsibilities to the portfolios over which the Advisor exercises investment authority. Research services furnished by brokers through whom the Advisor intends to effect securities transactions may be used in servicing all of the Advisor’s accounts; not all of such services may be used by the Advisor in connection with accounts which paid

Matthews Asian Funds

commissions to the broker providing such services. In conducting all of its soft dollar relationships, the Advisor will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The Advisor will attempt to equitably allocate portfolio transactions between the Fund and other accounts whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Fund and the other accounts. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

There are no brokers which the Advisor uses which are affiliated with the Trust or the Advisor.

Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

The validity of shares of beneficial interest offered by this registration statement has been passed on by Paul, Hastings, Janofsky and Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

The shares are offered to the public through the Underwriter or through investment professionals who may charge a fee for their services.

Determination of Net Asset Value

Generally, the net asset value (“NAV”) per share of the Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund does not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Fund may, under extraordinary circumstances, calculate the NAVs of their respective shares on days in which the NYSE is closed for trading. The NYSE is closed on the day which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open

Matthews Asian Funds

for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities listed on any U.S. securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Fund will hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Trading in securities on Asian and Pacific Basin securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets and in various foreign markets on days which are not business days the NYSE is open and therefore the Fund’s NAV is not calculated.

The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund’s calculation of NAV unless the Board of Trustees deems that the particular event would materially affect the NAV in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund’s shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

Generally portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium) because of the uncertainty of realizing the premium and the recent trend toward the reduction or disappearance of such foreign premiums.

Redemption in Kind

At the organizational meeting of the Trust, the Trustees directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 of the 1940 Act. The Trustees further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1 percent of the net asset value of such company at the beginning of such period. This means that the Trust could, if the redemption is larger that $250,000 or 1% of the net asset value of the Trust, pay a redemption with the securities held in the Trust’s portfolios. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if they were to convert the securities into cash.

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Equalization

The Fund may use the equalization method to allocate taxable income. Equalization allocates a pro-rata share of taxable income to departing shareholders when they redeem shares of a fund, reducing the amount of the distribution to be made to remaining shareholders of the fund. This should contribute to the tax-efficiency of the Fund for its long-term shareholders.

Taxation of the Trust

In General

The Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualifies for treatment as regulated investment companies, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of the Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Fund. Dividends paid by the Fund may qualify in part for the dividends received deduction for corporations.

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The Fund will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends which qualify for the corporate deduction.

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund’s accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by the Fund for the purchase of a put option is recorded in the Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. When 60% of any net gain or loss is recognized on such deemed sales or on any actual sales it will be treated as long-term capital gain or loss, the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by the Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Unique Foreign Tax Issues

Under the United States-Korea income tax treaty, as presently in effect, the government of Korea imposes a nonrecoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2%

Matthews Asian Funds

on interest paid by Korean issuers. Under the United States-Korea income tax treaty, there is no Korean withholding tax on realized capital gains.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

Calculation of Performance Data

In General

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

In addition, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Average Total Return Quotations

The Fund computes its average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment.

This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P(1+T)n = ERV

ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

P = hypothetical initial payment of $1,000. n = period covered by the computation, expressed in terms of years. T = average annual total return.

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The Fund computes its aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [ ERV - 1 ] P ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period. P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return (after taxes on distributions):

            ATVD
          [—— to the 1/nth power-1] =
              P

ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period and at the end of such periods after taxes on fund distributions but not after taxes on redemption. P = hypothetical initial payment of $1,000.

The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return (after taxes on distributions and redemptions):

            ATVD
          [—— to the 1/nth power-1] =
              P

ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period and at the end of such periods, after taxes on fund distributions and redemption. P = hypothetical initial payment of $1,000.

Matthews Asian Funds

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. No performance information is available for the Fund because it is new.

Yield Quotation

Yield, in its simplest form, is the ratio of income per share derived from the Fund’s investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of a fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

YIELD = 2 [(a - b + 1)6 - 1 ] cd

Where:

a = dividends and interest earned during the period. b = expenses accrued for the period (net of reimbursements). c = the average daily number of shares outstanding during the period that were entitled to receive dividends. d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Matthews Asian Funds

Expenses accrued for the period (variable “b” in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund’s mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable “d” in the formula).

Performance and Advertisements

The Fund’s performance may from time to time be compared, in marketing and other fund literature, to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, Inc. (“Lipper”), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of their Lipper category.

The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc. (“Morningstar”) which ranks funds on the basis of historical risk and total return. Morningstar’s rankings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

Because the Fund’s investments primarily are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund’s investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests. Sources for such statistics may include official publications of various foreign governments, exchanges, or investment research firms.

Other Information

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part. Each such statement is qualified in all respects by such reference.

Matthews Asian Funds

Reports to Shareholders

Shareholders will receive unaudited semi-annual reports describing the Fund’s investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to the Advisor at (800) 789-2742.

Matthews Asian Funds

Appendix

Bond Ratings

Moody’s Investors Service (“Moody’s”) describes classifications of corporate bonds as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

Matthews Asian Funds

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Division of the McGraw Hill Companies Inc. (“S&P”) describes classification of corporate and municipal debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC - debt rating.

Matthews Asian Funds

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

Matthews Asian Funds

MATTHEWS INTERNATIONAL FUNDS

Form N-1A

Part C — Other Information

Item 23.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	Not Applicable.

(d)(1)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2002.

(e)(1)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is filed herewith.

(f)	Not Applicable.

(g)(1)	Custody Agreement with The Bank of New York, dated September 25, 2000 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2002.

(h)(1)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)	Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2002.

(h)(1)(iii)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2002.

(h)(1)(iv)	Amendment No. 3 to Investment Company Services Agreement dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2002.

(h)(1)(vii)	Anti-Money Laundering and Privacy Amendment dated July 24, 2002 to Investment Company Services Agreement is filed herewith.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is filed herewith.

(h)(2)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated April 17, 1998 as amended April 3, 2002 is filed herewith as Exhibit EX-99.h(2).

(i)	Legal Opinion and Consent of Counsel will be filed by amendment pursuant to Rule 485(b) prior to the effective date.

(j)	Consent of Independent Auditors will be filed by amendment pursuant to Rule 485(b) prior to the effective date.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	12b-1 Plan is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(n)	Not Applicable.

(o)	Second amended and restated 18f-3 Plan is incorporated herein by reference to and was filed electronically wih Post-Effective Amendment No. 16 on December 21, 2002.

(p)(1)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2002.

(p)(2)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(q)	Power of Attorney was electronically filed in Post-Effective Amendment No. 17 on December 30, 2002.

Item 24.	Persons Controlled by or under Common Control with the Registrant Not Applicable.

Item 25.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Item 26.	Business and Other Connections of Advisor:

The sole business activity of Matthews International Capital Management, LLC, 456 Montgomery Street, Suite 1200, San Francisco, CA 94104 (the “Adviser”) is to serve as an investment adviser. The Adviser is registered under the Investment Adviser’s Act of 1940, as amended. Information as to the directors and officers of the Adviser is as follows:

Name and Position with the Adviser	Other Company	Position With Other Company

G. Paul Matthews Chairman, Chief Investment Officer and Co-Chief Executive Officer	None	N/A

Mark W. Headley President, Co-Chief Executive Officer and Portfolio Manager	None	N/A

Downey L. Hebble Senior Vice President	None	N/A

James E. Walter Vice President	None	N/A

Melinda L. Li Managing Director	None	N/A

Robert Eu Member, Board of Representatives	W.R. Hambrecht + Co 539 Bryant Street Suite 100 San Francisco, CA 94107	Director, Strategy and Business Development

Vernon C. Kozlen Member, Board of Representatives	City National Corporation City National Center 400 North Roxbury Drive Suite 800 Beverly Hills, CA 90210	Executive Vice President and Director of Asset Management Development
Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (the “Distributor”) acts as principal underwriter for the following investment companies:

AB Funds Trust
AFBA 5 Star Funds, Inc.
Atlantic Whitehall Funds Trust
Deutsche Asset Management VIT Funds
Forward Funds, Inc
Gartmore Mutual Funds II, Inc.
Harris Insight Funds Trust
Hillview Investment Trust II
International Dollar Reserve Fund I, Ltd.
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
New Covenant Funds
Pictet Funds
The RBB Fund, Inc.
RS Investment Trust
Smith Graham Institutional Funds
Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
Tomorrow Funds Retirement Trust
Trainer, Wortham First Mutual Funds
Undiscovered Managers Funds
Weiss, Peck & Greer Funds Trust
Weiss, Peck & Greer International Fund
Wilshire Target Funds, Inc.
WPG Large Cap Growth Fund
WPG Tudor Fund
WT Investment Trust

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

      BlackRock Provident Institutional Funds
      BlackRock Funds, Inc.

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

      Northern Funds Trust
      Northern Institutional Funds Trust

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

ABN AMRO Funds

        PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

(b)	The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns	- Chairman, Chief Executive Officer, Director and President
Michael Denofrio	- Director
Susan Keller	- Director
Rita G. Adler	- Chief Compliance Officer
Christine A. Ritch	- Chief Legal Officer
Salvatore Faia	- Secretary and Clerk
Christopher S. Conner	- Assistant Secretary and Assistant Clerk
Bradley A. Stearns	- Assistant Secretary and Assistant Clerk
John L. Wilson	- Assistant Secretary and Assistant Clerk
John Coary	- Treasurer
Douglas D. Castagna	- Controller and Assistant Treasurer
Bruno DiStefano	- Vice President
Elizabeth T. Holtsbery	- Vice President
Susan K. Moscaritolo	- Vice President
Thomas Rodman	- Vice President

(c)	Not applicable.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

The Bank of New York, 90 Washington Street, New York, N.Y. 10286

(b)/(c)	With respect to Rules 31a-1(a); 31a-1(b),(4); (2)(C) and (D); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

PFPC, Inc., 760 Moore Road, King of Prussia, 19406-0903.

(c)	With respect to Rules 31a-1(b)(5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Matthews International Capital Management, LLC, 456 Montgomery Street, Suite 1200, San Francisco, CA 94104

Item 29.	Management Services Not Applicable.

Item 30.	Undertaking Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 18 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 18th day of July 2003.

Matthews International Funds

By /s/ G. Paul Matthews*
G. Paul Matthews, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 18th of July 2003, in the capacities indicated.

Signature	Capacity

/s/ G. Paul Matthews* G. Paul Matthews	President and Principal Executive Officer

/s/ James E. Walter James E. Walter	Treasurer

/s/ Downey L. Hebble* Downey L. Hebble	Secretary

/s/ Robert K. Connolly* Robert K. Connolly	Trustee

/s/ Richard K. Lyons* Richard K. Lyons	Trustee

/s/ David FitzWilliam-Lay* David FitzWilliam-Lay	Trustee

/s/ Norman W. Berryessa* Norman W. Berryessa	Trustee

*By: /s/ Mark W. Headley
    as Attorney-in-Fact and Agent
    pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

EX-99.h.2	Shareholder Services Agreement